Property, plant and equipment - Disclosure of Benchmark Prices Used in Impairment Tests (Detail)	Dec. 31, 2017 bbl MMBTU CAD / shares
Disclosure of detailed information about property, plant and equipment [line items]
2018 | CAD / shares	CAD 0.79
2019 | CAD / shares	0.82
2020 | CAD / shares	0.85
2021 | CAD / shares	0.85
2022 | CAD / shares	0.85
2023 - 2028 | CAD / shares	CAD 0.85
WTI [member]
Disclosure of detailed information about property, plant and equipment [line items]
2018 | bbl	55.00
2019 | bbl	65.00
2020 | bbl	70.00
2021 | bbl	73.00
2022 | bbl	74.46
2023 - 2028 | bbl	79.85
Thereafter (inflation percentage)	2.00%
AECO [member]
Disclosure of detailed information about property, plant and equipment [line items]
2018 | MMBTU	2.85
2019 | MMBTU	3.11
2020 | MMBTU	3.65
2021 | MMBTU	3.80
2022 | MMBTU	3.95
2023 - 2028 | MMBTU	4.31
Thereafter (inflation percentage)	2.00%